WARRANTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Warrants exercised, shares				195,000
Warrant [Member]
Outstanding, Beginning	237,747	1,939,938	1,939,938	527,678
Warrants granted, shares			1,665,710	1,939,794
Warrants exercised, shares	(21,427)	360,714	1,665,710	(514,361)
Warrants expired, shares	(107,044)
Outstanding option, Ending	109,276	1,700,409	237,747	1,939,938
Weighted average exercise price, Beginning	$ 0.20	$ 0.09	$ 0.09	$ 0.11
Granted			0.20	0.10
Exercised	0.05		0.05	0.09
Expired	(0.05)		(0.35)	1.00
Weighted average exercise price, Ending	$ 0.37		$ 0.20	$ 0.09
Weighted average remaining contract life, Beginning	3 months		4 months 17 days	10 months 3 days
Weighted average, granted			10 months 14 days
Weighted average remaining contract life, Ending			2 months 30 days
Intrinsic value, Beginning	$ 18,470	$ 333,133	$ 333,133	$ 128,661
Intrinsic value granted
Intrinsic value exercised
Intrinsic value expired
Intrinsic value, Ending			$ 18,470	$ 333,133